Offerings	Aug. 26, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	11,061,211
Proposed Maximum Offering Price per Unit	0.4550
Maximum Aggregate Offering Price	$ 5,032,851.01
Fee Rate	0.01531%
Amount of Registration Fee	$ 770.53
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover shares (the “Shares”) of common stock, par value $0.0001 per share (the “Common Stock”), of Heritage Distilling Holding Company, Inc. (the “Company”) that may become issuable upon any share split, share dividend, recapitalization or other similar transaction effected without the Company’s receipt of consideration which results in an increase in the number of the outstanding Common Stock.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the Company’s Common Stock on August 25, 2025.

All the shares of Common Stock are to be offered for resale by the selling stockholders named in the prospectus contained in this Registration Statement on Form S-1. The Company will not receive any proceeds from the sale of the Common Stock by the selling stockholders.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issuable upon the exercise of warrants
Amount Registered | shares	414,678,994
Proposed Maximum Offering Price per Unit	0.4550
Maximum Aggregate Offering Price	$ 188,678,942.27
Fee Rate	0.01531%
Amount of Registration Fee	$ 28,886.75
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover shares (the “Shares”) of common stock, par value $0.0001 per share (the “Common Stock”), of Heritage Distilling Holding Company, Inc. (the “Company”) that may become issuable upon any share split, share dividend, recapitalization or other similar transaction effected without the Company’s receipt of consideration which results in an increase in the number of the outstanding Common Stock.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the Company’s Common Stock on August 25, 2025.

All the shares of Common Stock are to be offered for resale by the selling stockholders named in the prospectus contained in this Registration Statement on Form S-1. The Company will not receive any proceeds from the sale of the Common Stock by the selling stockholders.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issuable upon the conversion of the Company's outstanding shares of Series B Convertible Preferred Stock
Amount Registered | shares	801,193
Proposed Maximum Offering Price per Unit	0.4550
Maximum Aggregate Offering Price	$ 364,542.82
Fee Rate	0.01531%
Amount of Registration Fee	$ 55.81
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover shares (the “Shares”) of common stock, par value $0.0001 per share (the “Common Stock”), of Heritage Distilling Holding Company, Inc. (the “Company”) that may become issuable upon any share split, share dividend, recapitalization or other similar transaction effected without the Company’s receipt of consideration which results in an increase in the number of the outstanding Common Stock.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the Company’s Common Stock on August 25, 2025.

All the shares of Common Stock are to be offered for resale by the selling stockholders named in the prospectus contained in this Registration Statement on Form S-1. The Company will not receive any proceeds from the sale of the Common Stock by the selling stockholders.